Long-Term debt - Disclosed in the Unaudited Interim Condensed Consolidated Balance Sheets (Table) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Long-Term Debt [Abstract]
Current portion of long-term debt	$ 188,328,551	$ 14,427,250
Long-term debt	0	181,114,926
Total long-term debt	$ 188,328,551	$ 195,542,176